The Prudential Insurance Company of America


                                     Thomas C. Castano
                                     Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-4708 fax: (973) 802-9560



                                                                     May 4, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                         Re: Prudential Variable Appreciable Account
                           (Registration No. 33-61079)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 4 and (ii) that the text of Post-Effective Amendment No. 4 was filed electronically on April 27, 1999. (Accession No. 0000950130-99-002415)


                                By:   /s/ Thomas C. Castano
                                     Thomas C. Castano
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America